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                 MERRILL LYNCH ARIZONA MUNIICIPAL BOND FUND OF
               MERRILL LYNCH MULTI-STATE MUNICIIPAL SERIES TRUST


                                          October 25, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

        Re: Merrill Lynch Arizona Municipal Bond Fund of
            Merrill Lynch Multi-State Municipal Series Trust
            Post-Effective Amendment No. 5 to the
            Registration Statement on Form N-1A
            (Securities Act File No. 33-41311;
            Investment Company Act File No. 811-4375)
            ------------------------------------------------

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch Arizona Municipal Bond Fund (the "Fund") of Merrill Lynch Multi-State Municipal Series Trust hereby certifies that:

        (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 5 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 20, 1995.

                        Very truly yours,

                        MERRILL LYNCH ARIZONA MUNICIPAL BOND FUND OF
                        MERRILL LYNCH MULTI-STATE  MUNICIPAL SERIES TRUST


                        BY:/s/ Arthur Zeikel
                           --------------------------
                           Arthur Zeikel
                           President